Expense Example, No Redemption - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - SelectPortfoliosFidelityAdvisorGoldFund-AMCIZPRO - Select Gold Portfolio	Apr. 29, 2023 USD ($)
Fidelity Advisor Gold Fund - Class I
Expense Example, No Redemption:
1 Year	$ 79
3 Years	246
5 Years	428
10 Years	954
Fidelity Advisor Gold Fund - Class A
Expense Example, No Redemption:
1 Year	680
3 Years	902
5 Years	1,141
10 Years	1,827
Fidelity Advisor Gold Fund - Class C
Expense Example, No Redemption:
1 Year	182
3 Years	563
5 Years	970
10 Years	1,921
Fidelity Advisor Gold Fund - Class M
Expense Example, No Redemption:
1 Year	483
3 Years	763
5 Years	1,063
10 Years	1,917
Fidelity Advisor Gold Fund - Class Z
Expense Example, No Redemption:
1 Year	64
3 Years	202
5 Years	351
10 Years	$ 786